PRIVATE LOANS (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Summary of Private Loans	The amortized cost of mortgage loans by year of origination by property-type are shown below:

AS AT DEC. 31, 2022 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2022	2021	2020	2019	2018	Prior	Total
Apartment	$331	$225	$110	141	$22	$78	$907
Hotel	256	139	39	130	180	370	1,114
Industrial	275	169	215	132	65	194	1,050
Office	130	45	24	47	157	784	1,187
Parking	55	29	27	13	19	277	420
Retail	265	118	65	37	31	358	874
Storage	8	24	35	38	15	—	120
Other	117	44	—	28	19	49	257
Total	$1,437	$793	$515	$566	$508	$2,110	$5,929
Allowance for credit losses							(41)
Total, net of allowance							$5,888
The following table summarizes the credit ratings for private loans:

AS AT DEC 31 US$ MILLIONS	2022	2021
A or higher	4	58
BBB	17	19
BB and below	395	22
Unrated	729	196
Total exposure to credit risk	$1,144	$294